Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Information regarding our intangible assets is a follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
March 31, 2013
Internal software development costs	3.0	$5,010	$3,513	$1,497
Computer software	3.0	30,453	18,299	12,154
Licenses and intellectual property	4.3	4,286	3,270	1,016
Trademark, trade name and non-compete	1.4	1,046	518	528
Customer relationships	4.3	8,942	1,040	7,902
Developed technology	2.8	—	—	—
Intangible assets	3.3	$49,737	$26,640	$23,097
December 31, 2012
Internal software development costs	3.0	$37,765	$22,329	$15,436
Computer software	3.0	51,492	17,774	33,718
Licenses and intellectual property	5.0	24,491	19,233	5,258
Trademark, trade name and non-compete	2.5	6,960	2,425	4,535
Customer relationships	6.3	25,360	6,552	18,808
Developed technology	4.6	25,528	9,301	16,227
Intangible assets	4.2	$171,596	$77,614	$93,982

Amortization expense was $8.3 million, and $7.7 million during the three months ended March 31, 2013 and 2012, respectively.
During the three months ended March 31, 2013, our share price declined significantly causing a decline in our market capitalization.. In connection with the preparation of our financial statements for the first quarter of 2013, we concluded that the sustained decline in our share price and market capitalization were indicators of potential impairment requiring us to perform an impairment analysis. Based on this analysis, we determined that the fair value of our aggregate net assets was below their carrying values, and a full impairment was recorded on our goodwill and a partial impairment against certain other intangible assets based on the purchase price allocation method prescribed by the accounting guidance. The decline in our fair value resulted directly from the overall decline in our market value during the first quarter of this year.
As described in Note 2, we review goodwill for impairment annually in the fourth quarter, or whenever an indicator is identified which suggests that the carrying amount of goodwill may not be recoverable.
As a result, of this analysis we recorded an impairment charge of $133.1 million which represented a full impairment on our goodwill and a $67.5 million impairment charge related to certain other intangible assets, partially offset by $3.6 million of unrecognized government grants related to these assets.
The following table provides the net carrying value of intangible assets and goodwill immediately before and after the impairment charge, exclusive of Starcapital carrying values:

	Net Carrying Amount
	Prior to Impairment	Subsequent to Impairment	Impairment Amount
	(in thousands)
Trade name	$2,540	$527	$2,013
Developed technology (1)	62,981	11,900	51,081
Customer relationships	17,094	7,900	9,194
Non-compete agreements	1,579	—	1,579
Total intangible assets	84,194	20,327	63,867
Goodwill	69,262	—	69,262
Total goodwill and intangible assets	$153,456	$20,327	$133,129

(1)
Developed technology includes internal software development costs, computer software, licenses and intellectual property, developed technology from acquisitions. It is reduced by the amount of unrecognized government grants related to these assets.